Subsequent Events - License Agreement Amendment (Details) - Subsequent events - Daewoong License and Supply Agreement	Mar. 19, 2024 $ / shares
Subsequent Event [Line Items]
License termination term upon satisfaction of certain conditions	6 months
Price of know how in the event of termination	$ 1.00
Percentage of common stock to be issued for termination of Termination Purchase Right	50.00%